Parent Company Only Condensed Financial Information, Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash and cash equivalents	$ 128,126	$ 45,990
Other assets	4,535	5,226
Total assets	1,352,135	1,210,787
Liabilities [Abstract]
Subordinated debentures	8,500	8,500
Other liabilities	26,002	20,365
Total liabilities	1,208,128	1,075,759
Shareholders' Equity [Abstract]
Total shareholders' equity	144,007	135,028	$ 141,356
Total liabilities and shareholders' equity	1,352,135	1,210,787
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	6,248	4,697
Investment in subsidiaries	148,597	141,402
Notes receivable - subsidiaries	2,683	2,365
Other assets	293	259
Total assets	157,821	148,723
Liabilities [Abstract]
Notes payable	2,394	2,376
Subordinated debentures	8,500	8,500
Other liabilities	2,920	2,819
Total liabilities	13,814	13,695
Shareholders' Equity [Abstract]
Total shareholders' equity	144,007	135,028
Total liabilities and shareholders' equity	$ 157,821	$ 148,723
Parent Company [Member] | Related Party [Member]
Assets [Abstract]
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]